Long-Term Receivables and Other Assets	12 Months Ended
Mar. 31, 2013
Long-Term Receivables and Other Assets

NOTE 9: — LONG-TERM RECEIVABLES AND OTHER ASSETS

	March 31,
	2013	2012
Prepayment of land leased from Israel Land Administration (1)	$13,682	$13,903
Long-term deposits	5,000	—
Derivative instruments (2)	1,767	2,866
Severance pay fund (3)	2,594	2,939
Long-term security deposit	133	218
Other	51	46

	$23,227	$19,972

(1)	The land is leased for a period of 49 years and is subject to renewal. This amount was prepaid. See Note 2.j.
(2)	See Note 10.
(3)	Under Israeli law, the Company and its Israeli subsidiaries are required to make severance or pension payments to dismissed employees and to employees terminating employment under certain other circumstances. Deposits are made with a pension fund or other insurance plans to secure pension and severance rights for the employees in Israel. These amounts represent the balance of the deposits in those funds (including profits) that will be used to cover the Company’s severance obligations. See Note 12.b.

The Company’s non-Israeli subsidiaries maintain defined contribution retirement savings plans covering substantially all of their employees. Under the plans, contributions are based on specific percentages of pay and are subject to statutory limits. The subsidiaries’ matching contribution to the plan was approximately $987, $233, $861 and $839 for the year ended March 31, 2013, the three months ended March 31, 2012, and the years ended December 31, 2011 and 2010, respectively.

	Year ended March 31,	Three months ended March 31,	Year ended December 31,
	2013	2012	2011	2010
Pension, retirement savings and severance expenses	$6,009	$1,690	$6,765	$7,614